CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Inventory, valuation reserve	$ 293,473
Property and equipment, accumulated depreciation (in Dollars)	40,763	$ 50,192	$ 21,123
Intangible assets, accumulated amortization (in Dollars)	109,584	83,500	$ 32,750
Note receivable, allowance	350,000
Convertible notes payable, discount	$ 0	$ 1,225,573
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued	3,000,000	3,000,000	3,000,000
Preferred stock, outstanding	3,000,000	3,000,000	3,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	44,273,535	30,496,909	29,525,750
Common stock, outstanding	44,273,535	30,496,909	29,525,750